UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 12/31/09

Item 1.  Schedule of Investments.

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 98.6%
	BANKS - 1.1%
8,000	Banco Santander Brasil SA - ADR	$ 111,520

	CHEMICALS - 4.5%
16,000	Intrepid Potash, Inc. *	466,720

	COMMERCIAL SERVICES - 21.9%
13,000	MSCI Inc. - Cl. A *	413,400
17,000	Solera Holdings, Inc.	612,170
15,000	Verisk Analytics, Inc. - Cl. A *	454,200
9,000	Visa, Inc. - Cl. A	787,140
		2,266,910
	COMPUTERS - 8.6%
20,000	Compellent Technologies, Inc. *	453,600
25,000	Fortinet, Inc. *	439,250
		892,850
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
9,000	Artio Global Investors, Inc. - Cl. A *	229,410

	ELECTRIC - 5.0%
10,000	ITC Holdings Corp.	520,900

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.2%
30,000	SmartHeat, Inc. *	435,600

	HEALTHCARE SERVICES - 3.5%
23,000	Medidata Solutions, Inc. *	358,800

	INTERNET - 4.8%
24,000	Rackspace Hosting, Inc. *	500,400

	LODGING - 7.7%
30,000	7 Days Group Holdings Ltd. - ADR *	374,400
11,900	Home Inns & Hotels Management, Inc. - ADR *	420,665
		795,065
	MISCELLANEOUS MANUFACTURING - 6.6%
22,500	Globe Specialty Metals, Inc. *	211,500
30,000	STR Holdings, Inc. *	471,300
		682,800
IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)
Shares		Value

	OIL & GAS - 3.0%
7,000	Concho Resources, Inc. *	$ 314,300

	RETAIL - 3.2%
15,000	Vitamin Shoppe, Inc. *	333,600

	SEMICONDUCTORS - 4.4%
25,000	Avago Technologies Ltd. *	457,250

	SOFTWARE - 13.0%
7,500	Emdeon, Inc. - Cl. A *	114,375
5,000	Salesforce.com, Inc. *	368,850
20,000	Shanda Games Ltd. - ADR *	203,800
15,000	SolarWinds, Inc. *	345,150
7,500	Vmware, Inc. - Cl. A *	317,850
		1,350,025
	TELECOMMUNICATIONS - 2.5%
8,000	Cellcom Israel Ltd.	256,480

	TRANSPORTATION - 2.4%
20,000	RailAmerica, Inc. *	244,000

	TOTAL COMMON STOCK ( Cost - $8,600,532)	10,216,630

	SHORT-TERM INVESTMENTS - 1.7%
86,512	Dreyfus Institutional Reserves Money Fund	86,512
86,512	Milestone Treasury Obligations Portfolio	86,512
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $173,024)	173,024

	TOTAL INVESTMENTS - 100.3% ( Cost - $8,773,556) (a)	$10,389,654
	OTHER LIABILITIES LESS ASSETS - (0.3%)	(32,271)
	NET ASSETS - 100.0%	$10,357,383

* Non-income producing security.
ADR - American Depositary Receipts
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
At December 31, 2009 net unrealized appreciation for all securities was $1,616,098. This consists of aggregate gross unrealized appreciation of $1,748,898 and aggregate gross unrealized depreciation of $132,800.

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2009 (Unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and  liabilities  measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 10,216,630	$ -	-	$ 10,216,630
	Short - Term Investments	173,024	-	-	173,024
	Total	$ 10,389,654	-	-	$ 10,389,654
The Fund did not hold any Level 3 securities during the period.
*	Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

2/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

2/26/10

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

2/26/10